Average Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2022
Fidelity Advisor Capital Development Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	17.86%
Past 5 years	12.45%
Past 10 years	13.03%
Fidelity Advisor Capital Development Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.25%
Past 5 years	10.49%
Past 10 years	11.38%
Fidelity Advisor Capital Development Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.53%
Past 5 years	9.47%
Past 10 years	10.39%
Fidelity Advisor Capital Development Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	22.99%
Past 5 years	12.71%
Past 10 years	12.82%
Fidelity Advisor Capital Development Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	20.17%
Past 5 years	12.41%
Past 10 years	12.70%
Fidelity Advisor Capital Development Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	25.26%
Past 5 years	13.96%
Past 10 years	13.85%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%